Product Warranties	3 Months Ended
Oct. 31, 2013
Product Warranties
7.	Product Warranties

Warranties for the Cortelco and CSPR product lines range from one to five years based upon the product purchased.  The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized.  The cost of satisfying warranty claims, which approximates 0.5% - 1.0% of product revenues, has historically been comprised of materials and direct labor costs.  The Company performs quarterly evaluations of these estimates, and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.  The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$156	$166
Warranty cost incurred	(35)	(27)
Accrued warranty cost	17	40
Ending balance	$138	$179

Cortelco Systems Holding Corp [Member]
Product Warranties
7.	Product Warranties

Warranty for the Cortelco product line ranges from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.6% - 2.4% of product revenues, has historically been comprised of materials and direct labor costs. The Company performs quarterly evaluations of these estimates, and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed. The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$135	$166
Warranty cost incurred	(23)	(27)
Accrued warranty cost	12	40
Ending balance	$124	$179